Parent company only condensed financial information (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets

Condensed balance sheets

	As of September 30,
	2023	2024

ASSETS
Current assets
Cash and cash equivalents	$-	$825
Restricted cash		501
Prepayments, receivables and other assets		5,800
Amount due from subsidiary of the Company		1,500
Total current assets	$-	$8,626

TOTAL ASSETS	$-	$8,626

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Accrued expenses and other current liabilities	$-	$62
Amounts due to related parties	-	21
Investment deficit in subsidiaries	146,742	42,284
TOTAL LIABILITIES	146,742	42,367

Shareholders’ deficit
Ordinary shares (US$0.000001 par value; 500,000,000,000 and 500,000,000,000 shares authorized as of September 30, 2023 and 2024; 73,580,500 and nil shares issued and outstanding as of September 30, 2023 and 2024, respectively)	-	-
Class A ordinary shares (US$0.000001 par value; 480,000,000,000 and 480,000,000,000 shares authorized as of September 30, 2023 and 2024; nil and 70,386,100 shares issued and outstanding as of September 30, 2023 and 2024, respectively)	-
Class B ordinary shares (US$0.000001 par value; 20,000,000,000 and 20,000,000,000 shares authorized as of September 30, 2023 and 2024; nil and 34,595,100 shares issued and outstanding as of September 30, 2023 and 2024, respectively)	-
Additional paid-in capital	4,579	84,824
Accumulated deficit	(166,020)	(129,532)
Accumulated other comprehensive income	14,699	10,967
Total AUTOZI shareholders’ deficit	(146,742)	(33,741)
Non-controlling interests	-	-
Total shareholders’ deficit	(146,742)	(33,741)

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	$-	$8,626

Statement of Financial Position [Abstract]
Schedule of condensed statement of operations

Condensed statement of operations

	For the years ended September 30,
	2022		2023	2024
Operating expenses
General and administrative expenses	$		$-	$(129)
Total operating expenses		-	-	(129)

Other income/(expense)
Interest expenses, net				(26)
Equity in loss of subsidiaries		(5,614)	(10,152)	(10,701)
Loss before income tax expense		(5,614)	(10,152)	(10,856)
Income tax expense		-	-	-
Net loss		$(5,614)	$(10,152)	$(10,856)
Less: net loss attributable to mezzanine equity		(98)	(162)	(153)
Less: accretion of mezzanine equity to redemption value		13,194	11,587	10,300
Plus: conversion of redeemable principal interests into ordinary shares upon IPO		-	-	53,469
Net loss attributable to the Company’s ordinary shareholders		$(18,710)	$(21,577)	$32,466

Income Statement [Abstract]
Schedule of condensed statement of cash flows

Condensed statement of cash flows

	For the years ended September 30,
	2022	2023	2024
Net cash used in operating activities	-	-	(7,703)
Net cash generated from investing activities	-	-	-
Net cash generated from financing activities	-	-	9,029
Net increase in cash and cash equivalents:	-	-	1,326
Cash, cash equivalents and restricted cash at the beginning of year	-	-	-
Cash, cash equivalents and restricted cash at the end of year	-	-	1,326